Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (25,823,675)	$ (8,043,113)	$ (2,122,427)
Less: net (loss) income from discontinued operations	(12,476,571)	183,210	(32,301)
Net loss from continuing operations	(13,347,104)	(8,226,323)	(2,090,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	(65,576)	(275,055)	(282,232)
Share based compensation expenses	5,622,475	4,632,707	4,417
Depreciation of property and equipment	278,705	87,176	88,798
Loss from disposal of property and equipment	5,365	43,556	10,912
Impairment of property and equipment	69,566
Impairment of deposits for property and equipment	2,561,110
Amortization of intangible assets	8,352	8,423	7,628
Amortization of right of use assets	192,045	221,909	137,410
Equity investment loss	279,817	160,911	22,245
Impairment of long-term investments	412,707
Writing off accounts receivable	116,492
Provision of inventories	349,421
Changes in assets and liabilities:
Trade receivables	137	32,085	(11,344)
Inventories	(357,547)	16,155	818
Prepayments	5,610		57,380
Other current assets	22,087	(116,728)	156,598
Other noncurrent assets	12,235	78,892	106,667
Trade payable	273,895	379	(61,871)
Unearned income	(47,962)	(43,125)	30,403
Other current liabilities	(11,276)	(40,157)	(97,106)
Lease liabilities	(189,209)	(323,721)	(58,876)
Net cash used in operating activities from continuing operations	(3,808,655)	(3,742,916)	(1,978,279)
Net cash (used in) provided by operating activities from discontinued operations	(2,448,454)	336,451	80,745
Net cash used in operating activities	(6,257,109)	(3,406,465)	(1,897,534)
Cash Flows from Investing Activities:
Purchases of property and equipment	(461,537)	(178,816)	(287,216)
Payment of deposits in property and equipment	(47,492,778)	(8,730,822)	(203,621)
Proceeds from disposal of property and equipment			126,125
Purchases of intangible assets	(29,838)	(4,859)
Purchases of digital assets	(1,300,000)
Collection of short-term investments		1,962,916	995,563
Loans to third parties	(35,826,449)	(17,543,492)
Collection of loans from a third party	12,310,631	832,538
Loans to a related party	(650,000)
Cash in connection with step acquisition of subsidiaries	477,246
Investments in equity investees	(1,227,070)	(1,501,798)	(210,000)
Acquisition of a subsidiary, net of cash acquired			(2,400,000)
Net cash used in investing activities from continuing operations	(74,199,795)	(25,164,333)	(1,979,149)
Net cash provided by (used in) investing activities from discontinued operations	2,061,136	(1,697,588)	(21,818)
Net cash used in investing activities	(72,138,659)	(26,861,921)	(2,000,967)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares	54,346,125	14,126,655
Cash raised in registered direct offering, net of transaction costs	20,810,000	34,067,715	4,540,350
Cash paid for repurchase of warrants	(6,439,200)
Capital injection from shareholders		150,994
Net cash provided by financing activities from continuing operations	68,716,925	48,345,364	4,540,350
Net cash used in financing activities from discontinued operations
Net cash provided by financing activities	68,716,925	48,345,364	4,540,350
Effect of exchange rate changes on cash and cash equivalents	1,555,211	(2,230,303)	1,099
Increase in cash and cash equivalents from continuing operations	(7,734,920)	15,511,009	545,825
Increase in cash and cash equivalents from discontinued operations	(388,712)	335,666	97,123
Increase in cash and cash equivalents	(8,123,632)	15,846,675	642,948
Cash and cash equivalents from continuing operations, beginning of year	20,725,579	5,214,570	4,668,745
Cash and cash equivalents from discontinued operations, beginning of year	432,789	97,123
Cash and cash equivalents at beginning of year	21,158,368	5,311,693	4,668,745
Cash and cash equivalents at end of year	13,034,736	21,158,368	5,311,693
Less: Cash and cash equivalents from discontinued operations, end of year	(44,077)	(432,789)	(97,123)
Cash and cash equivalents form continuing operations, end of year	12,990,659	20,725,579	5,214,570
Supplemental disclosures of cash flow information:
Interest paid
Tax paid
Major non-cash transactions:
Issuance of ordinary shares for professional services		4,632,707	4,417
Issuance of ordinary shares for acquisition of a subsidiary			3,400,000
Issuance of ordinary shares for earn-out payment		1,710,000
Lending digital assets to a related party	$ 1,300,000